TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
Transactions With Affiliates And Affiliated Entities Tables
Schedule of amounts payed to manager

	Amounts incurred under the management agreements (in millions)
	2013	2012	2011
Management Fees (A)	$32.6	$24.2	$17.8
Expense Reimbursement to the Manager	0.5	0.5	0.5
Incentive Compensation	—	—	—
Total management fees to affiliate	$33.1	$24.7	$18.3

(A)	During 2013, Newcastle paid management fees of $27.6 million, $3.5 million and $1.5 million to its Manager, Blue Harbor and Holiday, respectively. In 2012, Newcastle paid management fees of $23.1 million and $1.1 million to its Manager and Blue Harbor, respectively.